Income Taxes - Summary of Federal Statutory Income Tax Provision to Effective Income Tax Provision (Parenthetical) (Detail)	9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal income tax statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%